Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net deferred tax assets - opening balance	€ 735	€ 931	€ 1,141
Change in income statement	(354)	(197)	(210)
Change in other comprehensive income	(17)	12	(17)
Change in retained earnings	4		(8)
Change in the scope of consolidation	(76)	(10)	0
Translation adjustment	0	(7)	11
Reclassifications and other items	(3)	6	14
Reclassification to assets held for sale	0	0	0
Net deferred tax assets - closing balance	€ 289	€ 735	€ 931